Warrants (Details Narrative) - Successor [Member] - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		10 Months Ended	12 Months Ended
	Jul. 14, 2023	Jul. 13, 2023	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Proceeds from public warrants exercised					$ 4,948
Non-cash transaction	$ 4,914		$ 4,914
Loss on the warrant conversion	$ 3,900
Fair value of derivative liability			$ 3,900
Warrant Holder [Member]
Number of Warrant exercised		435,000
Number of warrant purchase	2,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Number of Warrant exchange	600,000
Public Warrants [Member]
Warrants outstanding			10,751,862		10,752,000	10,752,000	0
Warrant Price			$ 11.50
Proceeds from public warrants exercised		$ 5,002
Number of public warrants exercised				613,000		613,000
Number public warrants exercised				50,000		50,000
Private Warrants [Member]
Warrant Price					$ 11.50
Exercise Price per share		$ 11.50
Private Placements Warrants [Member]
Warrants outstanding			10,280,000		10,280,000	10,280,000	0